Segment Information (Tables)	6 Months Ended
Jun. 30, 2015
Segment Information [Abstract]
Schedule Of Geographic Information

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Revenue:
United States	$2,730	$2,494	$4,846	$4,693
Canada	1,461	1,382	2,137	1,974
Other countries	71	3	172	102
Total revenue	$4,262	$3,879	$7,155	$6,769